Accumulated other comprehensive income (loss) - AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 1,003,597	$ 864,815
Transfer of AFS investments to HTM investments			$ 0
Other comprehensive income (loss), net of taxes	14,783	67,254	(252,535)
Balance at end of year	1,020,812	1,003,597	864,815
Total AOCIL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(310,198)	(377,452)	(124,917)
Balance at end of year	(295,415)	(310,198)	(377,452)
Unrealized net gains (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(25,478)	(25,700)	(20,913)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	(713)	222	(4,787)
Balance at end of year	(26,191)	(25,478)	(25,700)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(82,067)	(91,212)	91
Transfer of AFS investments to HTM investments	0	0	(99,143)
Other comprehensive income (loss), net of taxes	8,148	9,145	7,840
Balance at end of year	(73,919)	(82,067)	(91,212)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(162,910)	(220,345)	(21,982)
Transfer of AFS investments to HTM investments	0	0	99,143
Other comprehensive income (loss), net of taxes	635	57,435	(297,506)
Balance at end of year	(162,275)	(162,910)	(220,345)
Employee benefit plans adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(39,743)	(40,195)	(82,113)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	6,713	452	41,918
Balance at end of year	(33,030)	(39,743)	(40,195)
Employee benefit plans adjustments | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(51,563)	(47,905)	(56,400)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	2,281	(3,658)	8,495
Balance at end of year	(49,282)	(51,563)	(47,905)
Employee benefit plans adjustments | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	11,820	7,710	(25,713)
Transfer of AFS investments to HTM investments			0
Other comprehensive income (loss), net of taxes	4,432	4,110	33,423
Balance at end of year	$ 16,252	$ 11,820	$ 7,710